================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                         INTERIM REPORT TO STOCKHOLDERS

                              AS OF MARCH 31, 2006

================================================================================

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended March 31, 2006 and other pertinent information prepared by management without audit by independent auditors are submitted herewith.

       Comparative net assets are as follows:

                                                Mar. 31, 2006    Dec. 31, 2005    Mar. 31, 2005
                                                -------------    -------------    -------------
Net assets .................................     $596,362,807     $573,979,905     $551,011,773
Net assets per share of Common Stock .......     $      29.43     $      27.65     $      27.53
      Shares of Common Stock outstanding ...       20,263,959       20,762,159       20,015,909

      Comparative operating results are as follows:

                                                                        Three months ended March 31,
                                                                        ----------------------------
                                                                            2006            2005
                                                                            ----            ----
Net investment income ...............................................   $ 4,863,123    $  3,581,348
   Per share of Common Stock ........................................           .24*            .18*
Net realized gain on sale of investments ............................    17,638,863      27,764,663
Increase (decrease) in net unrealized appreciation of investments ...    12,162,691      (9,632,338)
Increase in net assets resulting from operations ....................    34,664,677      21,713,673

----------
*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the three-month period.

                                   ----------

      The annual meeting of stockholders of the Corporation was held on March 8, 2006 with 89% of Common shares being represented. At the meeting the Board of Directors was reelected and the selection of KPMG LLP as auditors of the Corporation for the year 2006 was ratified. Detailed information will be published in the June 30, 2006 Semi-Annual Report.

      In the quarter ended March 31, 2006 the Corporation repurchased 498,200 shares of its Common Stock at an average price per share of $24.65. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in private transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President


                                      [2]

                          PRINCIPAL PORTFOLIO CHANGES
                           January 1 to March 31, 2006
                    (Common Stock unless specified otherwise)

                                                                        Number of Shares
                                                             --------------------------------------
                                                                                            Held
                                                                                          March 31,
                                                             Purchased        Sold          2006
                                                             ---------        ----        ---------
Accenture Ltd. ..........................................                    400,000             --
Arbinet-thexchange, Inc. ................................                    140,100        359,900
The Bank of New York Company, Inc. ......................     375,000                       875,000
Brady Corporation Class A ...............................                     10,000        920,000
Cirrus Logic, Inc. ......................................     100,000                       100,000
Flextronics International Ltd. ..........................                  1,000,000             --
McMoRan Exploration Co. .................................     180,000                       500,000
PolyOne Corporation .....................................                    180,000        970,000
TransMontaigne Inc. .....................................                    700,000      1,225,000
Transport Corporation of America, Inc. Class B ..........                    531,557             --
Tronox Inc. Class B .....................................      40,328(a)                     40,328
Virage Logic Corporation ................................                     96,400             --

----------
(a) Received in a distribution from Kerr-McGee Corporation.

                             TEN LARGEST INVESTMENTS

                                                           March 31, 2006
                                                   ---------------------------------
                                                                             % of        Year First
                                                   Cost         Value     Net Assets      Acquired
                                                   ----         -----     ----------      --------
                                                       (millions)
 The Plymouth Rock Company, Inc. ...........      $ 2.2        $108.5        18.2%          1982
 Brady Corporation Class A .................        3.5          34.5         5.8           1984
 The Bank of New York Company, Inc. ........       15.5          31.5         5.3           1993
 Murphy Oil Corporation ....................        3.7          29.9         5.0           1974
 Convergys Corporation .....................       24.1          28.2         4.7           1998
 Agilent Technologies, Inc. ................       18.1          28.2         4.7           2005
 Capital One Financial Corporation .........        1.4          24.2         4.1           1994
 Roper Industries, Inc. ....................        9.0          19.9         3.3           2003
 Dover Corporation .........................       13.0          19.4         3.3           2003
 Kerr-McGee Corporation ....................       11.7          19.1         3.2           2001


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

                               BOARD OF DIRECTORS

                         C. Carter Walker, Jr., Chairman
                                Simms C. Browning
                                Donald G. Calder
                                  Jay R. Inglis
                                Dudley D. Johnson
                                 Wilmot H. Kidd

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll-free)
                            www.centralsecurities.com

                          TRANSFER AGENT AND REGISTRAR

                        Computershare Trust Company, N.A.
                   P. O. Box 43069, Providence, RI 02940-3069
                                  800-756-8200
                              www.computershare.com

                                    CUSTODIAN

                                 UMB Bank, N.A.
                                 Kansas City, MO

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    KPMG LLP
                                  New York, NY


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